Semiannual Report
November 30, 2002
T. Rowe Price
Institutional High Yield Fund

T. Rowe Price, Invest With Confidence (registered trademark)

Dear Investor

We would like to welcome shareholders to this new fund. In the six-month period since the portfolio's inception (May 31, 2002), high-yield bonds have struggled. The period included an early-November Fed rate cut that sought to bolster the sputtering economy and lend support to the faltering stock market. Investors' gloomy psychology and the stock market's somewhat erratic course introduced significant uncertainty into the high-yield market. However, an end-of-period rally following the Fed's rate cut was encouraging, and the portfolio posted a modest six-month gain.

Performance Comparison

Period Ended 11/30/02                                6 Months

Institutional High Yield Fund                        3.06%*

CS First Boston Global High
Yield Index                                          -1.84

Lipper High Yield Funds Average                      -3.76

* Investment return represents past performance. Investment return and principal value will fluctuate, and shares may be worth more or less at redemption than at original purchase.

The portfolio's 3.06% return for the past six months easily exceeded the modest losses for the CS First Boston Global High Yield benchmark and the Lipper average for comparable funds. The major reason for outperformance was our avoidance of the cable, utility, and airline sectors and our willingness to eliminate positions as soon as fundamental concerns developed. Although the market for high-yield bonds was uninspiring, we can take a measure of solace in distancing our benchmarks.


MARKET ENVIRONMENT

International unrest and growing distrust of "corporate America" fanned investor concerns, which led to rising demand for top-quality bonds and a sell-off in the high-yield market during the six months ended November 30. High-yield bonds suffered principally because of the sharp downturn in the stock market and a meltdown in investment-grade corporate bonds-largely precipitated by the crisis in investor confidence. The downward spiral started in June with revelations of corporate fraud at WorldCom and its subsequent bankruptcy. This was the largest bankruptcy in U.S. history, and it devastated investor confidence in corporate bonds. The message to investors was that no company is too big to fail, and those with too much debt in competitive industries face insolvency risk. So far this year, more than $100 billion of investment-grade corporate bonds have been downgraded to high-yield status. High-yield bonds were also profoundly affected by the tumbling equity markets that appear to be headed for a third consecutive down year.

Investor psychology was extremely pessimistic. However, the gloomy perception of the asset class was improved by a significant rally in November. As default rates fell from their highs, demand for high-yield bonds steadily expanded. Demand was further reinforced as equity investors rotated into this asset class to reduce volatility and because other fixed-income investments offered very low yields. We think that investors have started to believe the light in the tunnel is not a train.



PORTFOLIO REVIEW

Portfolio Characteristics

Period Ended                                                  11/30/02
Weighted Average Maturity (years)                             6.8
Weighted Average Effective
  Duration (years)                                            4.2
Weighted Average Quality*                                     B+

*Based on T. Rowe Price research.

Historically, sector selection is critical to performance because a number of key industries have come under serious pressure. Two to three years ago, the telecommunications sector was a high-yield nightmare. This year, cable television, historically our market's largest industry, got crushed. It started with the Adelphia Communications fraud and spread like a contagion to other high-profile companies in the sector, including Charter Communications and CSC Holdings. These large holdings hurt performance, but because our cable industry holdings were significantly smaller than those in the index and our competitors, we outperformed our benchmarks. We sold Adelphia early and avoided the worst of the decline. CSC Holdings has recovered nicely since its July low and was among our largest positive contributors to recent performance.

In addition to weakness in the cable and wireless sectors, utilities and airlines were also pounded this summer. These sectors represent a large component of the high-yield market, but fortunately the portfolio dodged much of the pain by maintaining minimal exposure. For instance, electric utility holdings accounted for less than 2% of the portfolio at the end of the reporting period, aiding relative performance. Similarly, we had little airline exposure in the current period. However, we were not completely unscathed. We owned a small position in US Airways, which was tattooed as investors sold the bonds.

Quality Diversification

BBB/BB Rated & Above                    7
BB Rated                                18
BB/B Rated                              5
B Rated                                 61
B/CCC Rated                             5
CCC and Below (including Not Rated)     4

The gaming, broadcasting, and energy sectors performed well, generating solid cash flow and returns. We like all three over the long term because of their intrinsic asset protection. Gaming is a bricks and mortar industry where a good facility and a great location are worth a lot of money. In the broadcasting sector, there is inherent value in radio and TV stations and the licenses associated with them. Our energy holdings are similarly asset plays, many in exploration and production firms that have underlying value in oil and gas reserves. It's not surprising that over the years these have been the best performing industries in the high-yield market.


NEW HOLDINGS

Our holdings list has a pair of new issues: MDP Acquisitions and Dex Media East. Both were high-profile leveraged buyout (LBO) transactions leading to very large high-yield new issues. MDP is the Jefferson Smurfit paper company based in Ireland-historically a well-managed business and an LBO that should be very successful. The bonds were issued with a 9 5/8% yield and currently trade at a premium. Dex Media is the first LBO of U.S. West's Yellow Pages operations in the western U.S., historically a great business for high-yield investors. The Dex bonds-a home run for the portfolio-were issued with a 12 1/8% annual coupon and have already appreciated 9% from par value. We are comfortable with large positions in these new issues because they are stable companies with superior operating fundamentals, and both should pay down debt quickly.


OUTLOOK

The Dex Media and MDP offerings were well received, which suggests new life for the high-yield market. Looking ahead to 2003, we remain optimistic that we will see more of these kinds of deals, and we hope that the small- and mid-cap companies we favor will continue to perform well. However, our optimism for the high-yield market is predicated on a gradually improving economic picture and the hope that Iraq does not become a quagmire.

Respectfully submitted,

Mark J. Vaselkiv
Chairman of the Fund's Investment Advisory Committee
December 16, 2002

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the investment program.


Portfolio Highlights

Twenty-Five Largest Holdings

                                                           Percent of
                                                           Net Assets
                                                            11/30/02

CSC Holdings                                                  2.0%
Nextel Communications                                         1.7
Amerigas Partners                                             1.5
Sinclair Broadcast Group                                      1.5
Ameristar Casinos                                             1.3
Argosy Gaming                                                 1.3
Dex Media East                                                1.2
Lennar                                                        1.2
Echostar DBS                                                  1.2
Huntsman ICI Chemicals                                        1.2
Hercules                                                      1.2
Koppers Industry                                              1.1
AT&T Wireless                                                 1.0
Dyncorp                                                       1.0
Joy Global                                                    1.0
Plastipak Holdings                                            1.0
Jostens                                                       1.0
Compass Minerals                                              1.0
Foodmaker                                                     0.9
Fairchild Semiconductor                                       0.9
Burns Philip Capital Property                                 0.9
AK Steel                                                      0.9
Stone Container                                               0.9
Luigino's                                                     0.9
Penn National Gaming                                          0.9
Total                                                        28.7%

Key Statistics
                                                             Period
                                                              Ended
                                                             11/30/02

Price Per Share                                               $9.90

Dividends Per Share
     For 6 months                                             0.39

30-Day Dividend Yield*                                        8.86%

30-Day Standardized Yield to Maturity                         9.39

* Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value at the end of the period.

Sector Diversification
                                                                Percent of
                                                                Net Assets
                                                                  11/30/02
Gaming                                                                 8%
Broadcasting                                                           7
Specialty Chemicals                                                    7
Energy                                                                 6
Paper and Paper Products                                               6
Metals and Mining                                                      6
Health Care                                                            5
Food and Tobacco                                                       4
Container                                                              4
Wireless Communications                                                4
Cable Operators                                                        4
Consumer Products                                                      4
Printing and Publishing                                                4
Manufacturing                                                          4
Lodging                                                                3
Automobiles and Related                                                3
Service                                                                3
Building and Real Estate                                               3
Building Products                                                      2
Electronic Components                                                  2
Aerospace and Defense                                                  2
All Other                                                              7
Money Market Funds*                                                    -
Other Assets Less Liabilities                                          2
Total                                                                100%

*See note at end of financial statements.

Financial Highlights
T. Rowe Price Institutional High Yield Fund
(Unaudited)

                                                         For a share outstanding
                                                           throughout the period

                                                                       5/31/02
                                                                       Through
                                                                       11/30/02
NET ASSET VALUE
Beginning of period                                        $    10.00

Investment activities
  Net investment income (loss)                                   0.39
  Net realized and unrealized gain (loss)                       (0.10)**
  Total from investment activities                               0.29

Distributions
  Net investment income                                         (0.39)

NET ASSET VALUE
End of period                                              $     9.90

Ratios/Supplemental Data

Total return^                                                    3.06%

Ratio of total expenses to
average net assets                                               0.50%!

Ratio of net investment
income (loss) to average
net assets                                                       8.57%!

Portfolio turnover rate                                          51.2%!

Net assets, end of period
(in thousands)                                             $  153,026

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.



Statement of Net Assets

T. Rowe Price Institutional High Yield Fund
November 30, 2002 (Unaudited)
                                               Par/Shares                Value
                                                             thousands
CORPORATE BONDS AND NOTES  95.4%
Aerospace & Defense  1.6%
Dyncorp, Sr. Sub. Notes
  9.50%, 3/1/07                            $         1,525      $         1,571
MOOG, Inc., 10.00%, 5/1/06                             700                  703
Sequa, Sr. Notes, 9.00%, 8/1/09                        125                  123
                                                                          2,397

Automobiles and Related  2.8%
Advance Holding, Sr. Notes
  STEP, 0%, 4/15/09                                    450                  452
Advance Stores, Sr. Sub. Notes
  10.25%, 4/15/08                                      350                  369
  10.25%, 4/15/08                                       25                   26
Arvinmeritor, Sr. Notes
  8.75%, 3/1/12                                        375                  386
Collins & Aikman
  Sr. Notes, 10.75%, 12/31/11                           75                   72
  Sr. Sub. Notes
  11.50%, 4/15/06                                      225                  189
CSK Auto, Sr. Notes
  12.00%, 6/15/06                                      675                  715
Cummins Engine, Sr. Sub. Notes
  144A, 9.50%, 12/1/10                                 600                  626
Dana, Sr. Notes
  9.00%, 8/15/11                                       225                  224
  10.125%, 3/15/10                                     125                  129
Delco Remy International
  Sr. Notes
  8.625%, 12/15/07                                      25                   20
Lear, Sr. Notes, 8.11%, 5/15/09                        650                  692
MSX International, Sr. Sub. Notes
  11.375%, 1/15/08                                     150                   68
Navistar International, Sr. Notes
  9.375%, 6/1/06                                       400                  388
                                                                          4,356

Beverages  0.6%
Cott Beverages, Sr. Sub. Notes
  8.00%, 12/15/11                                      825                  866
                                                                            866

Broadcasting  6.5%
Acme Television, Sr. Notes
  STEP, 10.875%, 9/30/04                               375                  378
Chancellor Media
  Sr. Sub. Notes
  8.00%, 11/1/08                                       325                  351
Cumulus Media, Sr. Sub. Notes
  10.375%, 7/1/08                                      300                  321
Granite Broadcasting
  Sr. Sub. Notes
  10.375%, 5/15/05                                     400                  328
Gray Communications
  Sr. Sub. Notes
  9.25%, 12/15/11                                      350                  375
Lamar Media, Sr. Sub. Notes
  8.625%, 9/15/07                                      400                  416
  9.625%, 12/1/06                                       75                   78
LIN Holdings, Sr. Notes
  STEP, 0%, 3/1/08                                   1,200                1,234
Paxson Communications
  Sr. Sub. Notes
  10.75%, 7/15/08                                      900                  886
  STEP, 0%, 1/15/09                                    525                  326
Quebecor Media, Sr. Notes
  11.125%, 7/15/11                                     500                  463
Radio One, Sr. Sub. Notes
  8.875%, 7/1/11                                       825                  891
Salem Communications
  Sr. Sub. Notes
  9.00%, 7/1/11                                        250                  263
  9.50%, 10/1/07                                        50                   52
Sinclair Broadcast Group
  Sr. Sub. Notes
  8.00%, 3/15/12                                       450                  466
  8.75%, 12/15/07 - 12/15/11                           850                  907
  144A, 8.00%, 3/15/12                                 425                  440
Spanish Broadcasting Systems
  Sr. Sub. Notes
  9.625%, 11/1/09                                      850                  876
Young Broadcasting, Sr. Sub. Notes
  8.75%, 6/15/07                                       357                  346
  9.00%, 1/15/06                                       153                  150
  10.00%, 3/1/11                                       318                  318
                                                                          9,865

Building Products  1.9%
American Builders & Contractors Supply
  Sr. Sub. Notes
  10.625%, 5/15/07                                     650                  682
Associated Materials, Sr. Sub. Notes
  144A, 9.75%, 4/15/12                                 900                  954
Collins & Aikman Floorcovering
  Sr. Sub. Notes
  9.75%, 2/15/10                                       750                  765
Foamex, Sr. Notes
  144A, 10.75%, 4/1/09                                 100                   73
Interface, Sr. Notes,
  10.375%, 2/1/10                                      500                  495
                                                                          2,969

Building and Real Estate  2.7%
Beazer Homes, Sr. Notes
  8.375%, 4/15/12                                      375                  394
Lennar, Series B, Sr. Notes
  9.95%, 5/1/10                                      1,650                1,831
LNR Property, Sr. Sub. Notes
  10.50%, 1/15/09                                      425                  437
Ryland
  Sr. Sub. Notes
  9.125%, 6/15/11                                      650                  699
  Sr. Notes, 9.75%, 9/1/10                              50                   55
WCI Communities, Sr. Sub. Notes
  9.125%, 5/1/12                                       100                   89
  10.625%, 2/15/11                                     200                  196
Williams Scotsman, Sr. Notes
  9.875%, 6/1/07                                       375                  351
                                                                          4,052

Cable Operators  2.3%
Charter Communications
  Sr. Notes
  11.125%, 1/15/11                                     675                  344
Coaxial, Sr. Notes
  STEP, 0%, 8/15/08                                    300                  204
Cox Communications, Sr. Notes
  6.75%, 3/15/11                                       350                  360
  7.125%, 10/1/12                                      575                  607
CSC Holdings, Sr. Notes
  7.625%, 4/1/11                                       600                  558
  7.875%, 12/15/07                                     100                   95
Insight Communications
  Sr. Notes
  STEP, 0%, 2/15/11                                    475                  223
Insight Midwest/Insight Capital
  Sr. Notes
  10.50%, 11/1/10                                      375                  369
Mediacom, Sr. Notes
  7.875%, 2/15/11                                       25                   21
  9.50%, 1/15/13                                       100                   89
Mediacom Broadband, Sr. Notes
  11.00%, 7/15/13                                      650                  656
                                                                          3,526

Conglomerates  0.4%
Tyco International, Sr. Notes
  6.375%, 10/15/11                                     575                  506
  6.75%, 2/15/11                                        50                   44
                                                                            550

Consumer Products  3.7%
American Achievement
  Sr. Notes
  11.625%, 1/1/07                                      225                  239
Armkel Finance, Sr. Sub. Notes
  9.50%, 8/15/09                                     1,075                1,166
Bally Total Fitness
  Sr. Sub. Notes
  9.875%, 10/15/07                                     200                  184
Hasbro, Sr. Notes, 8.50%, 3/15/06                      275                  282
Hockey Company, Sr. Notes
  11.25%, 4/15/09                                      300                  303
JohnsonDiversey, Sr. Sub. Notes
  144A, 9.625%, 5/15/12                                425                  442
Jostens, Sr. Sub. Notes
  12.75%, 5/1/10                                     1,325                1,510
Pennzoil Quaker State, Sr. Notes
  10.00%, 11/1/08                                       65                   72
Playtex Products, Sr. Sub. Notes
  9.375%, 6/1/11                                     1,075                1,172
Simmons, Sr. Sub. Notes
  10.25%, 3/15/09                                      225                  244
                                                                          5,614

Container  4.2%
AEP Industries, Sr. Sub. Notes
  144A, 9.875%, 11/15/07                               300                  291
Applied Extrusion Technologies
  Sr. Notes
  10.75%, 7/1/11                                       200                  132
BWAY, Sr. Sub. Notes
  10.25%, 4/15/07                                      475                  499
  144A, 10.00%, 10/15/10                               700                  721
Constar International
  Sr. Sub. Notes
  11.00%, 12/1/12                                      400                  392
Greif Brothers, Sr. Sub. Notes
  144A, 8.875%, 8/1/12                                 225                  236
Owens Brockway Glass Container
  Sr. Notes, 8.875%, 2/15/09                           650                  674
Owens-Illinois, Sr. Notes
  7.15%, 5/15/05                                       500                  481
Plastipak Holdings, Sr. Notes
  10.75%, 9/1/11                                     1,415                1,514
Silgan Holdings, Sr. Sub. Notes
  9.00%, 6/1/09                                      1,125                1,176
Smurfit Capital, Sr. Notes
  6.75%, 11/20/05                                      350                  350
                                                                          6,466

Electric Utilities  0.0%
TNP Enterprises, Sr. Sub. Notes
  10.25%, 4/1/10                                        50                   45
                                                                             45

Electronic Components  1.9%
Amkor Technology, Sr. Notes
  9.25%, 5/1/06                                        150                  142
Avaya, Sr. Notes, 11.125%, 4/1/09                       25                   22
Fairchild Semiconductor
  Sr. Sub. Notes
  10.375%, 10/1/07                                     375                  399
  10.50%, 2/1/09                                       925                1,018
Flextronics, Sr. Sub. Notes
  9.875%, 7/1/10                                       725                  790
Seagate Tech, Sr. Notes
  144A, 8.00%, 5/15/09                                 375                  390
Solectron, LYONs, 11/20/20                             275                  140
                                                                          2,901

Energy  6.4%
Amerigas Partners, Sr. Notes
  8.875%, 5/20/11                                    1,075                1,118
  10.00%, 4/15/06                                      425                  448
  10.125%, 4/15/07                                     350                  357
  144A, 8.875%, 5/20/11                                350                  364
BRL Universal Equipment
  Sr. Notes
  8.875%, 2/15/08                                      275                  285
Chesapeake Energy, Sr. Notes
  9.00%, 8/15/12                                       650                  694
Denbury Resources, Sr. Sub. Notes
  9.00%, 3/1/08                                        450                  466
Dresser, Sr. Sub. Notes
  9.375%, 4/15/11                                      650                  627
Encore Acquisition
  Sr. Sub. Notes
  144A, 8.375%, 6/15/12                                375                  396
Ferrellgas Partners, Sr. Notes
  8.75%, 6/15/12                                       825                  862
Forest Oil, Sr. Sub. Notes
  10.50%, 1/15/06                                      250                  266
Hanover Equipment Trust
  Sr. Notes
  144A, 8.50%, 9/1/08                                  475                  456
Magnum Hunter Resources
  Sr. Notes
  9.60%, 3/15/12                                       275                  294
  10.00%, 6/1/07                                       250                  262
Petroleum Helicopters, Sr. Notes
  9.375%, 5/1/09                                       450                  470
Plains All American Pipeline
  Sr. Notes, 144A
  7.75%, 10/15/12                                      375                  388
Stone Energy, Sr. Sub. Notes
  8.25%, 12/15/11                                      350                  364
Swift Energy, Sr. Sub. Notes
  9.375%, 5/1/12                                       500                  475
  10.25%, 8/1/09                                       225                  207
Universal Compression, Sr. Notes
  STEP, 0%, 2/15/08                                    525                  536
XTO Energy, Sr. Notes
  7.50%, 4/15/12                                       450                  477
                                                                          9,812

Entertainment and Leisure  1.4%
AMC Entertainment
  Sr. Sub. Notes
  9.875%, 2/1/12                                       450                  441
AMF Bowling Worldwide
  Sr. Sub. Notes
  13.00%, 2/28/08                                      425                  436
Premier Parks, Sr. Notes
  9.75%, 6/15/07                                       225                  218
Six Flags, Sr. Notes
  8.875%, 2/1/10                                       475                  440
  9.50%, 2/1/09                                        600                  570
                                                                          2,105

Financial  0.8%
Colonial Bank, Sr. Sub. Notes
  9.375%, 6/1/11                                       400                  426
Western Financial Savings
  Sr. Sub. Notes
  8.875%, 8/1/07                                        75                   73
Willis Corroon, Sr. Sub. Notes
  9.00%, 2/1/09                                        725                  765
                                                                          1,264

Food/Tobacco  4.4%
Agrilink Foods, Sr. Sub. Notes
  11.875%, 11/1/08                                     700                  746
B&G Foods, Sr. Sub. Notes
  9.625%, 8/1/07                                       775                  796
Burns Philip Capital Property
  Sr. Sub. Notes
  144A, 9.75%, 7/15/12                               1,375                1,389
Dimon, Sr. Notes, 9.625%, 10/15/11                     725                  768
Luigino's, Sr. Sub. Notes
  10.00%, 2/1/06                                     1,350                1,350
Packaged Ice, Sr. Sub. Notes
  9.75%, 2/1/05                                        450                  356
Smithfield Foods, Sr. Notes
  7.625%, 2/15/08                                      975                  960
  8.00%, 10/15/09                                      350                  356
                                                                          6,721

Gaming  8.2%
Ameristar Casinos
  Sr. Sub. Notes
  10.75%, 2/15/09                                    1,850                2,035
Argosy Gaming, Sr. Sub. Notes
  10.75%, 6/1/09                                     1,825                2,017
Chumash Casino & Resort
  Sr. Notes
  144A, 9.00%, 7/15/10                                 500                  530
Coast Hotels & Casinos
  Sr. Sub. Notes
  9.50%, 4/1/09                                        150                  158
Hard Rock Hotel, Sr. Sub. Notes
  9.25%, 4/1/05                                        225                  228
Herbst Gaming, Sr. Notes
  10.75%, 9/1/08                                       225                  236
Hollywood Casino, 1st Mtg.
  11.25%, 5/1/07                                       500                  544
Hollywood Casino Shreveport
  1st Mtg.
  13.00%, 8/1/06                                       625                  644
Hollywood Park, Sr. Sub. Notes
  9.25%, 2/15/07                                     1,200                1,026
  9.50%, 8/1/07                                        125                  108
Horseshoe Gaming, Sr. Sub. Notes
  8.625%, 5/15/09                                      575                  612
Isle of Capri Casinos
  Sr. Sub. Notes
  8.75%, 4/15/09                                       850                  869
Mikohn Gaming, Sr. Notes
  11.875%, 8/15/08                                     175                  131
Penn National Gaming
  Sr. Sub. Notes
  11.125%, 3/1/08                                    1,225                1,332
Riviera Holdings, Sr. Notes
  144A, 11.00%, 6/15/10                                175                  159
Station Casinos, Sr. Sub. Notes
  9.875%, 7/1/10                                       750                  816
Venetian Casino, 2nd Mtg.
  144A, 11.00%, 6/15/10                              1,000                1,055
                                                                         12,500

Healthcare Services  5.3%
Alaris Medical Systems
  Sr. Sub. Notes
  9.75%, 12/1/06                                       175                  179
Alliance Imaging, Sr. Sub. Notes
  10.375%, 4/15/11                                     830                  859
Bio-Rad Labs, Sr. Sub. Notes
  11.625%, 2/15/07                                     700                  780
Conmed, Sr. Sub. Notes
  9.00%, 3/15/08                                       795                  827
Fisher Scientific International
  Sr. Sub. Notes
  8.125%, 5/1/12                                       375                  389
Fresenius Medical Capital Trust II
  7.875%, 2/1/08                                       100                   96
Fresenius Medical Care
  7.375%, 6/15/11 (EUR)                                100                   88
Fresenius Medical Care Capital Trust IV
  7.875%, 6/15/11                                      120                  109
HCA Healthcare, Sr. Notes
  8.75%, 9/1/10                                        699                  762
Insight Health Services
  Sr. Sub. Notes
  9.875%, 11/1/11                                      450                  441
Kinetic Concepts, Sr. Sub. Notes
  9.625%, 11/1/07                                      600                  618
Omnicare, Sr. Notes
  8.125%, 3/15/11                                      450                  486
Total Renal Care, Sr. Sub. Notes
  7.00%, 5/15/09                                       450                  452
Triad Hospitals, Sr. Sub. Notes
  11.00%, 5/15/09                                    1,110                1,238
Vicar Operating, Sr. Sub. Notes
  9.875%, 12/1/09                                      650                  709
                                                                          8,033

Lodging  3.1%
Courtyard by Marriott, Sr. Notes
  10.75%, 2/1/08                                     1,250                1,272
Hilton Hotels, Sr. Notes
  7.625%, 12/1/12                                      350                  353
HMH Properties, Sr. Notes
  7.875%, 8/1/08                                        50                   49
Host Marriott, Sr. Notes
  9.50%, 1/15/07                                       775                  806
John Q. Hammons Hotels, 1st Mtg.
  8.875%, 5/15/12                                    1,300                1,316
La Quinta Inns, Sr. Notes
  7.25%, 3/15/04                                       155                  155
  7.40%, 9/15/05                                       400                  394
Starwood Hotels & Resorts
  Sr. Notes
  7.375%, 5/1/07                                       450                  443
                                                                          4,788

Manufacturing  3.5%
Actuant Corporation
  Sr. Sub. Notes
  13.00%, 5/1/09                                       767                  905
AGCO, Sr. Notes, 9.50%, 5/1/08 +                       425                  461
HCC Industries, Sr. Sub. Notes
  10.75%, 5/15/07                                      100                   35
International Wire Group
  Sr. Notes
  11.75%, 6/1/05                                       850                  536
IPC Acquisition, Sr. Sub. Notes
  11.50%, 12/15/09                                     700                  588
Manitowoc, Sr. Sub. Notes
  144A, 10.50%, 8/1/12                                 350                  364
Motors & Gears, Sr. Notes
  10.75%, 11/15/06                                     450                  405
National Waterworks
  Sr. Sub. Notes
  144A, 10.50%, 12/1/12                                475                  499
Rexnord, Sr. Sub. Notes
  144A, 10.125%, 12/15/12                              725                  750
Terex, Sr. Sub. Notes
  10.375%, 4/1/11                                       75                   73
Trimas, Sr. Sub. Notes
  144A, 9.875%, 6/15/12                                750                  772
                                                                           5,388

Metals and Mining  5.8%
AK Steel, Sr. Notes
144A, 7.75%, 6/15/12                                 1,350                1,380
Better Minerals & Aggregates
Sr. Sub. Notes
13.00%, 9/15/09                                        125                   68
Earle M. Jorgensen, Sr. Notes
9.75%, 6/1/12                                        1,125                1,131
Joy Global, Sr. Sub. Notes
8.75%, 3/15/12                                       1,525                1,563
Luscar Coal, Sr. Notes
9.75%, 10/15/11                                        525                  558
Peabody Energy, Sr. Sub. Notes
9.625%, 5/15/08                                        725                  765
Russel Metals, Sr. Notes
10.00%, 6/1/09                                       1,250                1,325
Schuff Steel, Sr. Notes
10.50%, 6/1/08                                         125                   96
Steel Dynamics, Sr. Notes
9.50%, 3/15/09                                         850                  905
U.S. Steel, Sr. Notes
10.75%, 8/1/08                                         850                  859
UCAR Finance, Sr. Notes
10.25%, 2/15/12                                        275                  228
                                                                          8,878

Paper and Paper Products  6.1%
Ainsworth Lumber, Sr. Notes
12.50%, 7/15/07                                        650                  669
13.875%, 7/15/07                                       350                  371
Four M, Sr. Notes
12.00%, 6/1/06                                       1,100                1,143
Longview Fibre, Sr. Sub. Notes
10.00%, 1/15/09                                      1,100                1,166
MDP Acquisitions
Sr. Notes, 144A
9.625%, 10/1/12                                        750                  791
15.50%, 10/1/13                                        200                  216
Norampac, Sr. Notes
9.50%, 2/1/08                                          600                  633
Packaging Corp. of America
Sr. Sub. Notes
9.625%, 4/1/09                                         950                1,031
Paperboard, Sr. Notes
8.375%, 9/15/07                                        720                  698
Potlatch, Sr. Sub. Notes
10.00%, 7/15/11                                        575                  627
Riverwood International
Sr. Notes
10.625%, 8/1/07                                        650                  681
Stone Container, Sr. Notes
8.375%, 7/1/12                                         175                  183
9.25%, 2/1/08                                          250                  269
9.75%, 2/1/11                                          320                  349
144A, 11.50%, 8/15/06                                  525                  562
                                                                          9,389

Printing and Publishing  3.6%
Canwest Media, Sr. Sub. Notes
10.625%, 5/15/11                                       450                  478
Dex Media East
Sr. Notes, 9.875%, 11/15/09                            425                  453
Sr. Sub. Notes, 144A
12.125%, 11/15/12                                    1,300                1,404
Mail Well, Sr. Notes, 144A
9.625%, 3/15/12                                         25                   22
Primedia, Sr. Notes
8.50%, 2/1/06                                        1,050                  982
10.25%, 6/1/04                                         425                  416
R.H. Donnelley Finance Sr. Notes, 144A
8.875%, 12/15/10                                       100                  105
Sr. Sub. Notes, 144A
10.875%, 12/15/12                                      375                  399
Sun Media, Sr. Sub. Notes
9.50%, 2/15 - 5/15/07                                  480                  492
Transwestern Holdings, Sr. Notes
STEP, 11.875%, 11/15/08                                 37                   39
Transwestern Publishing
Sr. Sub. Notes
9.625%, 11/15/07                                       750                  782
                                                                          5,572

Restaurants  0.9%
Foodmaker, Sr. Notes
8.375%, 4/15/08                                      1,225                1,237
9.75%, 11/1/03                                         200                  201
                                                                          1,438

Retail  0.9%
Dillard Department Stores
Sr. Notes
6.69%, 8/1/07                                          575                  557
Gap, Sr. Notes
STEP, 9.90%, 12/15/05                                  375                  399
STEP, 10.55%, 12/15/08                                 375                  409
                                                                          1,365

Satellites  1.2%
Echostar DBS, Sr. Notes
9.125%, 1/15/09                                      1,400                1,428
9.375%, 2/1/09                                         375                  388
                                                                          1,816

Services  2.7%
Allied Waste Industries, Sr. Notes
7.875%, 1/1/09                                         300                  297
144A, 9.25%, 9/1/12                                    150                  155
Avis Group, Sr. Sub. Notes
11.00%, 5/1/09                                         125                  135
Coinmach, Sr. Notes, 9.00%, 2/1/10                     925                  971
Global Imaging Systems
Sr. Sub. Notes
10.75%, 2/15/07                                        925                  925
IESI, Sr. Sub. Notes, 144A
10.25%, 6/15/12                                        300                  294
Iron Mountain
Sr. Sub. Notes
8.25%, 7/1/11                                          200                  208
8.75%, 9/30/09                                         300                  315
Synagro Technologies
Sr. Sub. Notes
9.50%, 4/1/09                                          775                  806
                                                                          4,106

Specialty Chemicals  6.7%
American Pacific, Sr. Notes
9.25%, 3/1/05                                          400                  406
Avecia Group, Sr. Notes
11.00%, 7/1/09                                       1,025                  871
Compass Minerals Group
Sr. Sub. Notes
10.00%, 8/15/11                                      1,380                1,497
Hercules, Sr. Notes
11.125%, 11/15/07                                    1,625                1,796
Huntsman ICI Chemicals
Sr. Sub. Notes
10.125%, 7/1/09                                        975                  865
Huntsman International
Sr. Notes
9.875%, 3/1/09                                         900                  941
Koppers, Sr. Sub. Notes
9.875%, 12/1/07                                      1,785                1,687
Kronos, Sr. Notes
8.875%, 6/30/09 (EUR)                                  200                  203
Lyondell Chemical, Sr. Notes
9.50%, 12/15/08                                        200                  201
9.875%, 5/1/07                                         575                  582
MacDermid, Sr. Sub. Notes
9.125%, 7/15/11                                      1,025                1,086
Messer Griesheim, Sr. Notes
10.375%, 6/1/11 (EUR)                                  175                  188
                                                                         10,323

Textiles and Apparel  0.8%
Anvil Knitwear, Sr. Notes
10.875%, 3/15/07                                       325                  322
Levi Strauss & Company
Sr. Notes
11.625%, 1/15/08                                       425                  421
144A, 12.25%, 12/15/12                                 450                  445
                                                                          1,188

Transportation  0.9%
Northwest Airlines, Sr. Sub. Notes
9.875%, 3/15/07                                         50                   30
Petro Stopping, Sr. Notes
10.50%, 2/1/07                                         500                  460
Stena, Sr. Notes, 144A
9.625%, 12/1/12                                        150                  153
TravelCenters of America
Sr. Sub. Notes
12.75%, 5/1/09                                         700                  742
                                                                          1,385

Wireless Communications  3.9%
AT&T Wireless, Sr. Notes
7.875%, 3/1/11                                         725                  696
8.125%, 5/1/12                                         350                  336
Dobson Communications, Sr. Notes
10.875%, 7/1/10                                         50                   44
Nextel Communications, Sr. Notes
9.375%, 11/15/09                                       100                   93
STEP, 0%, 2/15/08                                      125                  115
STEP, 10.65%, 9/15/0                                 1,875                1,833
Nextel Partners, Sr. Notes
STEP, 0%, 2/1/09                                       675                  486
Rogers Cantel
Sr. Notes, 9.375%, 6/1/08                              375                  358
Sr. Sub. Notes, 8.80%, 10/1/07                          50                   43
Rogers Wireless, Sr. Notes
9.625%, 5/1/11                                         675                  628
Telecorp PCS, Sr. Sub. Notes
10.625%, 7/15/10                                       250                  268
Tritel PCS, Sr. Sub. Notes
10.375%, 1/15/11                                       275                  291
Triton PCS, Sr. Sub. Notes
STEP, 0%, 5/1/08                                       925                  823
                                                                          6,014

Wireline Communications  0.2%
Alaska Communications Systems, Sr. Sub. Notes
9.375%, 5/15/09                                        425                  306
                                                                            306

Total Corporate Bonds and
Notes (Cost  $143,272)                                                  145,998

EQUITY AND CONVERTIBLE SECURITIES  2.1%

Broadcasting  0.4%
Granite Broadcasting
Exch. Pfd. Stock, PIK *                                  0                  182
Sinclair Capital, Pfd. Stock, PIK                        4                  416
                                                                            598
Cable Operators  1.5%
CSC Holdings
Series H, Exch. Pfd.
Stock, PIK *                               $             3      $           238
Series M, PIK *                                         24                2,130
                                                                          2,368

Electric Utilities  0.1%
TNP Enterprises
Series D, Pfd. Stock, PIK *                              0                  172
                                                                            172

Textiles and Apparel  0.1%
Anvil Holdings, Series B
Sr. Exch. Pfd. Stock, PIK *                              4                   91
                                                                             91

Total Equity and
Convertible Securities (Cost  $2,571)                                     3,229

Money Market Funds  0.0%
T. Rowe Price Reserve Investment Fund
1.66% #                                                 23                   23
(Cost  $23)                                                                  23

Total Investments in Securities
97.5% of Net Assets (Cost  $145,866)                                   $149,250

Other Assets Less Liabilities                                             3,776

NET ASSETS                                                             $153,026

Net Assets Consist of:
Undistributed net investment income (loss)                                 $19
Undistributed net realized gain (loss)                                    (244)
Net unrealized gain (loss)                                                3,384
Paid-in-capital applicable to 15,458,494
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares authorized                            149,867

NET ASSETS                                                             $153,026

NET ASSET VALUE PER SHARE                                              $   9.90

   #      Seven-day yield
   *      Non-income producing
   + Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total of such securities at period-end amounts to $461 and represents 0.3% of net assets
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $17,221 and represents 11.3% of net assets
   EUR    Euro
LYONs     Liquid Yield Option Notes
   PIK    Payment-in-Kind
   STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

The accompanying notes are an integral part of these financial statements.


Statement of Operations

T. Rowe Price Institutional High Yield Fund
(Unaudited)
In thousands
                                                               5/31/02
                                                               Through
                                                              11/30/02
Investment Income (Loss)
Income
Interest                                                   $    3,837
Dividend                                                          100
Other                                                               5
Total income                                                    3,942
Investment management and administrative expense                  217
Net investment income (loss)                                    3,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                           (244)
Change in net unrealized gain (loss) on securities              3,384
Net realized and unrealized gain (loss)                         3,140

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    6,865


The accompanying notes are an integral part of these financial statements.


Statement of Changes in Net Assets

T. Rowe Price Institutional High Yield Fund
(Unaudited)
In thousands
                                                            5/31/02
                                                            Through
                                                           11/30/02
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)                               $    3,725
Net realized gain (loss)                                         (244)
Change in net unrealized gain (loss)                            3,384
Increase (decrease) in net assets from operations               6,865

Distributions to shareholders
Net investment income                                          (3,706)

Capital share transactions *
Shares sold                                                    96,864
Shares issued in connection with in-kind subscriptions         54,886
Distributions reinvested                                        3,096
Shares redeemed                                                (5,079)
Increase (decrease) in net assets from capital
share transactions                                            149,767

Net Assets
Increase (decrease) during period                             152,926
Beginning of period                                               100

End of period                                              $  153,026

*Share information
Shares sold                                                     9,965
Shares issued in connection with
in-kind subscriptions                                           5,676
Distributions reinvested                                          318
Shares redeemed                                                  (511)
Increase (decrease) in shares outstanding                      15,448


The accompanying notes are an integral part of these financial statements.



Notes to Financial Statements
T. Rowe Price Institutional High Yield Fund
November 30, 2002 (Unaudited)

Note 1 - Significant Accounting Policies
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is the sole portfolio established by the corporation and commenced operations on May 31, 2002. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At November 30, 2002, approximately 95% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $165,356,000 and $19,413,000, respectively, for the period ended November 30, 2002.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2002.

At November 30, 2002, the cost of investments for federal income tax purposes was $145,891,000. Net unrealized gain aggregated $3,359,000 at period-end, of which $4,854,000 related to appreciated investments and $1,495,000 related to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At November 30, 2002, $44,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the period ended November 30, 2002, totaled $69,000 and are reflected as interest income in the accompanying Statement of Operations.

Note 5 - In-Kind Subscriptions

During the six months ended November 30, 2002, the fund issued shares of stock in exchange for securities contributed. For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no tax consequences to the fund.



T. Rowe Price Institutional High Yield Fund

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name
(Date of Birth)
Year Elected*                    Principal Occupation(s) During Past 5 Years
                                 and Directorships of Other Public Companies

Calvin W. Burnett, Ph.D.
(3/16/32)
2002                             President, Coppin State College; Director,
                                 Provident Bank of Maryland

Anthony W. Deering
(1/28/45)
2002 Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers
Donald W. Dick, Jr.
(1/27/43)
2002 Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
David K. Fagin
(4/9/38)
2002                             Director, Dayton Mining Corp.
                                 (6/98 to present), Golden Star Resources
                                 Ltd., and Canyon Resources, Corp.
                                 (5/00 to present); Chairman and President, Nye Corp.


F. Pierce Linaweaver
(8/22/34)
2002 President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
Hanne M. Merriman
(11/16/41)
2002                             Retail Business Consultant; Director,
                                 Ann Taylor Stores Corp., Ameren Corp.,
                                 Finlay Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.
John G. Schreiber
(10/21/46)
2002 Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone
                                 Real Estate Advisors, L.P.; Director, AMLI
                                 Residential Properties Trust, Host Marriott
                                 Corp., and The Rouse Company
Hubert D. Vos
(8/2/33)
2002 Owner/President, Stonington Capital Corp., a private investment company
Paul M. Wythes
(6/23/33)
2002                             Founding Partner, Sutter Hill Ventures,
                                 a venture capital limited partnership,
                                 providing equity capital to young
                                 high-technology companies throughout the
                                 United States; Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.


T. Rowe Price Institutional High Yield Fund

Inside Directors
Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]                    Principal Occupation(s) During Past 5
                                        Years and Directorships of Other Public
                                        Companies

William T. Reynolds
(5/26/48)
2002
[38]                                    Director and Vice President, T. Rowe
                                        Price and T. Rowe Price Group, Inc.;
                                        Director, T. Rowe Price Global Asset
                                        Management Limited
James S. Riepe
(6/25/43)
2002
[105]                                   Director and Vice President, T. Rowe
                                        Price; Vice Chairman of the Board,
                                        Director, and Vice President, T. Rowe
                                        Price Group, Inc.; Chairman of the Board
                                        and Director, T. Rowe Price Global
                                        Asset Management Limited, T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Retirement Plan Services, Inc.,
                                        and T. Rowe Price Services, Inc.;
                                        Chairman of the Board, Director,
                                        President,
                                        and Trust Officer, T. Rowe Price
                                        Trust Company; Director, T. Rowe Price
                                        International, Inc., and T. Rowe
                                        Price Global Investment Services
                                        Limited; Chairman of the Board,
                                        Institutional Income Funds
M. David Testa
(4/22/44)                               2002
[105]                                   Chief Investment Officer, Director,
                                        and Vice President, T. Rowe Price; Vice
                                        Chairman of the Board, Chief
                                        Investment Officer, Director, and Vice
                                        President, T. Rowe Price Group, Inc.;
                                        Director, T. Rowe Price Global Asset
                                        Management Limited, T. Rowe Price
                                        Global Investment Services Limited, and
                                        T. Rowe Price International, Inc.;
                                        Director and Vice President, T. Rowe
                                        Price Trust Company

*Each inside director serves until the election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served               Principal Occupation(s)

Andrew M. Brooks (2/16/56)
Vice President,
Institutional Income Funds             Vice President, T. Rowe Price and
                                       T. Rowe Price Group, Inc.
Joseph A. Carrier (12/30/60)
Treasurer,
Institutional Income Funds             Vice President, T. Rowe Price,
                                       T. Rowe Price Group, Inc., and
                                       T. Rowe Price Investment
                                       Services, Inc.
Robert N. Gensler (10/18/57)
Vice President,
Institutional Income Funds             Vice President, T. Rowe Price and
                                       T. Rowe Price Group, Inc.
Henry H. Hopkins (12/23/42)
Vice President,
Institutional Income Funds             Director and Vice President,
                                       T. Rowe Price Group, Inc.,
                                       T. Rowe Price Investment Services,
                                       Inc., T. Rowe Price Services, Inc.,
                                       and T. Rowe Price Trust Company;
                                       Vice President, T. Rowe Price,
                                       T. Rowe Price International, Inc.,
                                       and T. Rowe Price Retirement Plan
                                       Services, Inc.
Paul A. Karpers (11/14/67)
Vice President,
Institutional Income Funds             Vice President, T. Rowe Price and
                                       T. Rowe Price Group, Inc.
Nathaniel S. Levy (7/13/62)
Vice President,
Institutional Income Funds             Vice President, T. Rowe Price and
                                       T. Rowe Price Group, Inc.
Patricia B. Lippert (1/12/53)
Secretary,
Institutional Income Funds             Assistant Vice President, T. Rowe
                                       Services, Inc.
Kevin P. Loome (10/19/67)
Vice President,
Institutional Income Funds             Vice President, T. Rowe Price,
                                       T. Rowe Price Group, Inc., and
                                       T. Rowe Price International, Inc.

Michael J. McGonigle (10/14/66)
Vice President,
Institutional Income Funds             Vice President, T. Rowe Price and
                                       T. Rowe Price Group, Inc.
David S. Middleton (1/18/56)
Controller,
Institutional Income Funds             Vice President, T. Rowe Price,
                                       T. Rowe Price Group, Inc., and
                                       T. Rowe Price Trust Company
Walter P. Stuart III (3/27/60)
Vice President,
Institutional Income Funds             Assistant Vice President, T. Rowe
                                       Price; Vice President, T. Rowe
                                       Price Group, Inc.
Mark J. Vaselkiv (7/22/58)
President,
Institutional Income Funds             Vice President, T. Rowe Price and
                                       T. Rowe Price Group, Inc.
Thea N. Williams (12/20/61)
Vice President,
Institutional Income Funds             Vice President, T. Rowe Price and
                                       T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.